SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
SEGMENT INFORMATION

NOTE 10 – SEGMENT INFORMATION

The Company operates and manages its business as one reportable and operating segment - power management solutions for ultra-fast multi-ports EV (Electrical Vehicles) charging development. The Company’s chief operating decision maker is the Chief Executive Officer. The Company’s chief operating decision maker reviews consolidated operating results to make decisions about allocating resources and assessing performance for the entire Company. The accounting policies of the power management solutions segment are the same as those described in the summary of significant accounting policies.

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)

The CODM assesses performance for the power management solutions segment and decides how to allocate resources based on net loss which is also reported on the income statement as consolidated net loss. The measure of segment assets is reported on the balance sheet as total consolidated assets.